Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (5.8%)
*	Alphabet Inc. Class A	11,184,790	1,338,819
*	Alphabet Inc. Class C	6,466,720	782,279
*	Baidu Inc. ADR	5,322,948	728,765
*	Walt Disney Co.	4,009,805	357,995
*	Activision Blizzard Inc.	3,530,000	297,579
*	Meta Platforms Inc. Class A	360,400	103,428
*	Charter Communications Inc. Class A	193,800	71,196
*	T-Mobile US Inc.	339,500	47,157
*	Live Nation Entertainment Inc.	499,500	45,509
*	Netflix Inc.	76,200	33,565
*	Altice USA Inc. Class A	4,710,800	14,227
	Comcast Corp. Class A	51,000	2,119
*	Roblox Corp. Class A	22,950	925
	Nintendo Co. Ltd.	17,500	798
	Electronic Arts Inc.	5,700	739
			3,825,100
Consumer Discretionary (11.2%)
*	Tesla Inc.	5,754,300	1,506,303
	Sony Group Corp. ADR	13,245,000	1,192,580
	Ross Stores Inc.	7,609,700	853,276
*	Alibaba Group Holding Ltd. ADR	9,901,689	825,306
	TJX Cos. Inc.	8,168,600	692,616
*,1	Mattel Inc.	26,499,838	517,807
[1]	Whirlpool Corp.	2,997,832	446,047
*	Amazon.com Inc.	3,061,500	399,097
*	Royal Caribbean Cruises Ltd.	2,404,147	249,406
	Bath & Body Works Inc.	3,511,014	131,663
*	Flutter Entertainment plc (XDUB)	531,171	106,759
	Marriott International Inc. Class A	448,410	82,368
	Restaurant Brands International Inc.	808,900	62,706
	Hilton Worldwide Holdings Inc.	423,766	61,679
	McDonald's Corp.	191,800	57,235
	eBay Inc.	1,190,000	53,181
*	Carnival Corp.	2,054,065	38,678
*	Burlington Stores Inc.	217,700	34,264
	Lowe's Cos. Inc.	125,000	28,212
	MGM Resorts International	540,000	23,717
*	Victoria's Secret & Co.	1,175,271	20,485
*	O'Reilly Automotive Inc.	11,000	10,508
*	Las Vegas Sands Corp.	173,400	10,057
*	Ulta Beauty Inc.	21,000	9,882
*	AutoZone Inc.	2,750	6,857

		Shares	Market Value ($000)
	Newell Brands Inc.	125,000	1,088
			7,421,777
Consumer Staples (0.4%)
	Sysco Corp.	1,452,900	107,805
*	Dollar Tree Inc.	659,700	94,667
	Altria Group Inc.	594,100	26,913
	Constellation Brands Inc. Class A	25,700	6,326
	Mowi ASA	298,000	4,728
[2]	Haleon plc ADR	548,000	4,592
	Philip Morris International Inc.	43,300	4,227
	Dollar General Corp.	22,500	3,820
			253,078
Energy (2.2%)
	Hess Corp.	4,874,200	662,648
	Pioneer Natural Resources Co.	2,231,500	462,322
	EOG Resources Inc.	1,595,600	182,600
*	Transocean Ltd. (XNYS)	11,538,773	80,887
	Schlumberger NV	700,100	34,389
			1,422,846
Financials (6.4%)
	Wells Fargo & Co.	27,917,347	1,191,512
	Visa Inc. Class A	2,281,900	541,906
	Marsh & McLennan Cos. Inc.	2,640,516	496,628
	JPMorgan Chase & Co.	3,290,400	478,556
	Raymond James Financial Inc.	4,258,403	441,895
	Bank of America Corp.	8,434,632	241,990
	Fidelity National Information Services Inc.	2,625,100	143,593
	Mastercard Inc. Class A	308,300	121,254
	CME Group Inc.	620,068	114,892
	Progressive Corp.	852,000	112,779
	Northern Trust Corp.	1,303,100	96,612
	Citigroup Inc.	1,822,300	83,899
*	PayPal Holdings Inc.	867,300	57,875
	Charles Schwab Corp.	873,014	49,482
	Goldman Sachs Group Inc.	150,000	48,381
	Discover Financial Services	182,525	21,328
	Morgan Stanley	205,000	17,507
			4,260,089
Health Care (30.3%)
	Eli Lilly & Co.	13,346,948	6,259,452
*,1	Biogen Inc.	8,999,701	2,563,565
	Amgen Inc.	8,883,355	1,972,282
	AstraZeneca plc ADR	25,660,588	1,836,528
*	Boston Scientific Corp.	25,697,344	1,389,969
	Thermo Fisher Scientific Inc.	1,806,787	942,691
	Novartis AG ADR	9,005,525	908,748
	Bristol-Myers Squibb Co.	11,564,023	739,519
*	BioMarin Pharmaceutical Inc.	6,676,138	578,688
	Roche Holding AG	1,559,013	476,232
*	BeiGene Ltd. ADR	2,277,390	406,059
	Zimmer Biomet Holdings Inc.	2,357,300	343,223
	GSK plc ADR	8,469,550	301,855
*	Seagen Inc.	1,175,620	226,260
	Abbott Laboratories	1,937,375	211,213
*	Elanco Animal Health Inc. (XNYS)	17,428,639	175,332
	CVS Health Corp.	2,129,000	147,178
	Stryker Corp.	317,400	96,836

		Shares	Market Value ($000)
	Agilent Technologies Inc.	733,116	88,157
	Medtronic plc	571,000	50,305
	Sanofi ADR	895,000	48,240
*	IQVIA Holdings Inc.	213,584	48,007
*	Edwards Lifesciences Corp.	492,100	46,420
[3]	Siemens Healthineers AG	721,300	40,880
	Danaher Corp.	167,402	40,176
	Alcon Inc.	431,477	35,429
*	Waters Corp.	27,880	7,431
	UnitedHealth Group Inc.	8,685	4,174
	Humana Inc.	5,576	2,493
*	Zimvie Inc.	101,700	1,142
			19,988,484
Industrials (13.7%)
	FedEx Corp.	8,572,758	2,125,187
	Siemens AG (Registered)	7,687,469	1,281,508
	Southwest Airlines Co.	25,442,248	921,264
*	United Airlines Holdings Inc.	12,136,003	665,902
	Airbus SE	3,971,592	574,220
*	Delta Air Lines Inc.	11,138,880	529,542
	United Parcel Service Inc. Class B (XNYS)	1,928,970	345,768
*	American Airlines Group Inc.	19,044,313	341,655
	Caterpillar Inc.	1,351,230	332,470
	TransDigm Group Inc.	315,666	282,259
	Union Pacific Corp.	1,372,900	280,923
	Textron Inc.	3,317,980	224,395
*	Alaska Air Group Inc.	3,298,920	175,437
	Carrier Global Corp.	3,187,300	158,441
	Otis Worldwide Corp.	1,367,260	121,700
	General Dynamics Corp.	515,700	110,953
	JB Hunt Transport Services Inc.	515,900	93,393
	CSX Corp.	2,585,000	88,149
	Rockwell Automation Inc.	165,600	54,557
	Honeywell International Inc.	221,240	45,907
	nVent Electric plc	860,000	44,436
	L3Harris Technologies Inc.	189,000	37,001
	Raytheon Technologies Corp.	376,870	36,918
	AMETEK Inc.	221,000	35,775
*	Lyft Inc. Class A	3,208,900	30,773
	Deere & Co.	75,700	30,673
	Norfolk Southern Corp.	127,000	28,799
*	WillScot Mobile Mini Holdings Corp.	584,500	27,933
*	Ryanair Holdings plc ADR	250,000	27,650
*	Uber Technologies Inc.	113,650	4,906
			9,058,494
Information Technology (26.4%)
*	Adobe Inc.	4,360,557	2,132,269
	Microsoft Corp.	6,238,662	2,124,514
	Texas Instruments Inc.	10,766,032	1,938,101
	KLA Corp.	3,614,960	1,753,328
	Micron Technology Inc.	23,744,564	1,498,519
	Intel Corp.	41,821,318	1,398,505
	Oracle Corp.	8,789,770	1,046,774
	NVIDIA Corp.	1,728,500	731,190
	NetApp Inc.	8,323,411	635,909
	Intuit Inc.	1,191,800	546,071
	Analog Devices Inc.	2,499,590	486,945

		Shares	Market Value ($000)
*	Splunk Inc.	3,929,808	416,913
	HP Inc.	12,888,436	395,804
	QUALCOMM Inc.	3,144,266	374,293
	Apple Inc.	1,570,000	304,533
	Hewlett Packard Enterprise Co.	17,195,062	288,877
	Cisco Systems Inc.	4,371,279	226,170
[2]	Telefonaktiebolaget LM Ericsson ADR	38,743,541	211,152
	Entegris Inc.	1,835,622	203,424
	Applied Materials Inc.	1,292,300	186,789
	Corning Inc.	3,990,600	139,831
*	Autodesk Inc.	424,200	86,796
*	Palo Alto Networks Inc.	315,590	80,636
*	BlackBerry Ltd.	9,975,500	55,164
*	Western Digital Corp.	1,090,000	41,344
	Teradyne Inc.	343,200	38,208
*	Keysight Technologies Inc.	179,900	30,124
	Marvell Technology Inc.	338,300	20,224
*	VMware Inc. Class A	120,000	17,243
	Dell Technologies Inc. Class C	273,900	14,821
*	Salesforce Inc.	47,900	10,119
*	Fortinet Inc.	69,450	5,250
	Infineon Technologies AG ADR	75,000	3,100
*	Arista Networks Inc.	4,000	648
*	Okta Inc.	7,000	485
*	Unity Software Inc.	7,850	341
*	RingCentral Inc. Class A	8,000	262
			17,444,676
Materials (1.3%)
	Albemarle Corp.	973,635	217,208
	Glencore plc	38,283,549	217,063
	DuPont de Nemours Inc.	1,977,356	141,262
	Linde plc	244,300	93,098
	Freeport-McMoRan Inc.	2,180,900	87,236
	Dow Inc.	1,255,817	66,885
	Corteva Inc.	1,109,216	63,558
			886,310
Total Common Stocks (Cost $24,379,424)			64,560,854
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.150% (Cost $1,475,444)	14,758,724	1,475,577
Total Investments (99.9%) (Cost $25,854,868)			66,036,431
Other Assets and Liabilities—Net (0.1%)			38,053
Net Assets (100%)			66,074,484
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,955,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $40,880,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,334,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	61,858,666	2,702,188	—	64,560,854
Temporary Cash Investments	1,475,577	—	—	1,475,577
Total	63,334,243	2,702,188	—	66,036,431

D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Biogen Inc.	2,381,790	25,338	3,447	244	159,640	—	—	2,563,565
Mattel Inc.	517,760	—	14,888	(3,682)	18,617	—	—	517,807
Vanguard Market Liquidity Fund	1,696,764	NA1	NA1	16,101	12	49,593	4	1,475,577
Whirlpool Corp.	403,733	3,367	3,193	(362)	42,502	15,706	—	446,047
Total	5,000,047	28,705	21,528	12,301	220,771	65,299	4	5,002,996
1	Not applicable—purchases and sales are for temporary cash investment purposes.